LEASES (Schedule of Lease Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Presentation of leases for lessee [Abstract]
Interest expense on lease liabilities	$ 183	$ 67
Exchange rate differences	242	7
Adjustments for indexation	54	19
Depreciation expenses on right-of-use assets	620	797
Expense due to removal of lease liabilities and right-of-use assets	9	3
Income from subleasing right-of-use assets	$ 191	$ 0